Accounts Receivable, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables
Trade receivables	$ 4,572	$ 5,247
Other Receivables	31,800	31,800
Total	$ 36,372	$ 37,047